Stockholder Equity (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 16, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 12, 2022	Sep. 30, 2021	Sep. 29, 2021	Oct. 30, 2020	Dec. 31, 2019
Intrinsic Value Of Warrants			$ 437,500		$ 437,500	$ 690,500					$ 690,500
Stock Issued Upon Warrant Exercised					3,783,333
Proceeds From Stock Issued Upon Warrants Exercised					$ 1,134,499
Warrants Outstanding Series 1			1,250,000
Common Stock Issued On Conversion			1,363,149
Preferred Stock Converted			27,272
Preferred Stock, Shares Authorized			1,000,000		1,000,000	1,000,000
Liability For Preferred Stock Shares			$ 50,000		$ 50,000
Common Stock, Shares Authorized			200,000,000		200,000,000	200,000,000
Preferred stock, shares issued		436,782	0		27,272	0
Gross Process From Private Placement of Stocks					$ 6,551,691
Common stock, shares issued		33,203,512	126,680,895		125,317,746	62,410,452
Capital Raised through issuance of common stock					$ 5,000,000	$ 0
Common Stock shares issues to raise capital					2,500,000
Common Stock shares issues for cash					4,958,833
Number of warrant purchase	3,783,333
Exercise price	$ 0.30
Weighted Average Exercise Price Issued	$ 0.37		$ 0		$ 0.85
Aggregate fair value of warrant	$ 1,399,833
Issuance of common stock, exercise of warrants					3,783,333
Gross proceeds on exercise of warrants					$ 1,242,499	$ 0
Warrants outstanding			1,250,000		1,250,000	950,000					950,000
Weighted Average Exercise Price			$ 2.50		$ 2.50	$ 0.11
common stock price			$ 2.85		$ 2.85
Warrants Outstanding			1,250,000		1,250,000	950,000					950,000
Weighted Average Exercise Price			$ 2.50		$ 2.50	$ 0.11
Preferred Stock, Par Value			0.0001		0.0001	0.0001
Common Stock Value Per Share			$ 0.0001		$ 0.0001	$ 0.001
Common Stock, Shares Outstanding			126,680,895		125,317,746	62,410,452
Preferred stock, shares Outstanding			0		27,272	0
Liquidation Value of Preferred Stocks					$ 409,005	$ 409,005
Common Shares Issued, Fair Value			$ 12,669		12,531	6,241
Stock-based compensation			97,558	$ 10,433	204,217	328
Research and development			185,653	29,185	375,032	57,718
General and administrative			261,403	10,477	1,095,381	17,483
Consultant [Member]
Stock-based compensation			97,558	10,433	204,217	6,657
Research and development			3,690	3,915	14,081	6,329
General and administrative			93,868	$ 6,518	190,136	328
374Water Former Stockholders [Member]
Common stock, shares issued		62,410,452
Options [Member]
Intrinsic Value Of Warrants			5,719,310		$ 4,521,310	$ 4,750,395					$ 4,750,395
Preferred Stock Converted					(225,500)
Unrecognized compensation expense, unvested options			501,471		$ 1,136,921
Patents [Member]
Common stock, shares issued		1,602,282
Common Shares Issued, Fair Value		$ 1,073,369
Common Stock which were issued to investees as part of the capital raise					2,500,000
Common Stock which were issued in connection with the exercise of warrants					4,958,833
Series D Preferred Stock [Member]
Preferred Stock, Shares Authorized							27,272	412,853	412,853	1,000,000
Preferred stock, shares issued					27,272
Gross Process From Private Placement of Stocks		$ 6,551,691	$ 6,551,745		$ 6,551,745
Preferred Stock, Par Value			$ 0.0001		$ 0.0001			$ 0.0001
Convertion of preferred stock to common stock							1,363,149	20,642,667	20,642,667
Preferred stock, par value										$ 0.0001
Preferred stock, shares Outstanding					27,272
Preferred Stock Value Per Share										$ 0.0001
374Water, Inc. [Member]
Common stock, shares issued					125,317,746
Preferred Stock, Par Value		$ 15
Common Stock Value Per Share		$ 0.30
Common Stock, Shares Outstanding					125,317,746
Liquidation Value of Preferred Stocks		$ 409,005
Preferred Stock Stated Value Per Share		$ 15
Warrant [Member]
Stock-based compensation					$ 1,284,848